Property, plant and equipment (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Property, plant and equipment
Total		R$ 57,721	R$ 38,771
IT equipment
Property, plant and equipment
Total		35,230	15,407
Furniture and fixtures
Property, plant and equipment
Total		6,283	6,364
Vehicles
Property, plant and equipment
Total		0	27
Hardware devices
Property, plant and equipment
Total		0	291
Leasehold improvements
Property, plant and equipment
Total	[1]	16,051	16,460
Property, plant and equipment in progress
Property, plant and equipment
Total		R$ 157	R$ 222

[1]	Improvements are depreciated on a straight-line basis based over the duration of the lease agreement.